LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–95.54%
INVESTMENT COMPANIES–95.54%
Equity Funds–46.28%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	263,518	$ 3,304,521
LVIP SSGA Mid-Cap Index Fund	300,156	3,408,571
LVIP SSGA S&P 500 Index Fund	862,978	16,906,606
LVIP SSGA Small-Cap Index Fund	138,452	4,033,933
LVIP T. Rowe Price Growth Stock Fund	69,739	3,118,924
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	23,743	656,738
		31,429,293
Fixed Income Funds–15.98%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	178,764	1,830,188
LVIP Delaware Bond Fund	218,308	3,099,971
LVIP SSGA Bond Index Fund	239,318	2,817,008
LVIP Western Asset Core Bond Fund	300,437	3,103,213
		10,850,380
Global Equity Fund–3.01%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	199,011	2,043,442
		2,043,442
Global Fixed Income Fund–0.62%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	35,765	424,139
		424,139
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds–29.65%
✧✧Lincoln Variable Insurance Products Trust-
LVIP MFS International Growth Fund	223,939	$ 4,020,591
LVIP Mondrian International Value Fund	173,967	2,790,784
LVIP SSGA Developed International 150 Fund	179,212	1,404,841
LVIP SSGA Emerging Markets 100 Fund	61,620	504,234
LVIP SSGA Emerging Markets Equity Index Fund	302,109	3,203,262
LVIP SSGA International Index Fund	878,214	8,214,817
		20,138,529
Total Affiliated Investments (Cost $65,139,960)		64,885,783
UNAFFILIATED INVESTMENTS–4.31%
INVESTMENT COMPANIES–4.31%
Equity Fund–1.00%
Fidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	22,079	681,360
		681,360
Money Market Fund–3.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 1.88%)	2,244,075	2,244,075
		2,244,075
Total Unaffiliated Investments (Cost $2,926,906)		2,925,435

TOTAL INVESTMENTS–99.85% (Cost $68,066,866)	67,811,218
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	98,662
NET ASSETS APPLICABLE TO 6,526,859 SHARES OUTSTANDING–100.00%	$67,909,880

✧✧ Standard Class shares.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–1

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at September 30, 2019:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
18	U.S. Treasury 5 yr Notes	$2,144,672	$2,157,671	12/31/19	$—	$(12,999)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

Summary of Abbreviations:
S&P–Standard & Poor’s
yr–Year
See accompanying notes.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–2

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Aggressive Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$64,885,783	$—	$—	$64,885,783
Unaffiliated Investment Companies	2,925,435	—	—	2,925,435
Total Investments	$67,811,218	$—	$—	$67,811,218
Derivatives:
Liabilities:
Futures Contract	$(12,999)	$—	$—	$(12,999)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–3

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2019, were as follows:
	Value 12/31/18	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/19	Number of Shares 09/30/19	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-95.54%@
Equity Funds-46.28%@
✧✧LVIP SSGA Large Cap 100 Fund	$268,596	$3,356,781	$293,819	$12,937	$(39,974)	$3,304,521	263,518	$194,020	$—
✧✧LVIP SSGA Mid-Cap Index Fund	382,515	3,528,471	329,080	14,230	(187,565)	3,408,571	300,156	307,535	—
✧✧LVIP SSGA S&P 500 Index Fund	1,694,061	16,555,575	1,680,189	138,273	198,886	16,906,606	862,978	566,466	—
✧✧LVIP SSGA Small-Cap Index Fund	607,800	4,655,181	1,119,189	31,662	(141,521)	4,033,933	138,452	179,695	—
✧✧LVIP T. Rowe Price Growth Stock Fund	269,608	3,242,179	293,819	33,139	(132,183)	3,118,924	69,739	162,377	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	77,337	669,175	90,323	12,914	(12,365)	656,738	23,743	36,420	—
Fixed Income Funds-15.98%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	156,612	1,835,167	200,192	4,135	34,466	1,830,188	178,764	—	—
✧✧LVIP Delaware Bond Fund	379,179	2,981,446	371,696	19,540	91,502	3,099,971	218,308	8,302	—
×,✧✧LVIP PIMCO Low Duration Bond Fund	34,505	212,805	250,315	2,399	606	—	—	—	—
✧✧LVIP SSGA Bond Index Fund	345,695	2,734,463	373,671	22,870	87,651	2,817,008	239,318	3,218	—
×,✧✧LVIP SSGA Short-Term Bond Index Fund	32,252	198,243	234,646	4,023	128	—	—	—	—
✧✧LVIP Western Asset Core Bond Fund	379,729	2,973,843	373,077	22,055	100,663	3,103,213	300,437	—	—
Global Equity Fund-3.01%@
§,✧✧LVIP BlackRock Global Real Estate Fund	—	2,179,570	247,486	16,312	95,046	2,043,442	199,011	6,712	—
Global Fixed Income Fund-0.62%@
✧✧LVIP Global Income Fund	52,339	411,314	53,454	2,291	11,649	424,139	35,765	—	—
International Equity Funds-29.65%@
✧✧LVIP MFS International Growth Fund	479,843	3,967,239	434,287	41,978	(34,182)	4,020,591	223,939	157,358	—
✧✧LVIP Mondrian International Value Fund	322,142	2,742,857	263,412	(1,281)	(9,522)	2,790,784	173,967	50,419	—
✧✧LVIP SSGA Developed International 150 Fund	159,585	1,374,871	131,632	(6,757)	8,774	1,404,841	179,212	13,267	—
✧✧LVIP SSGA Emerging Markets 100 Fund	162,456	1,126,801	715,766	(65,840)	(3,417)	504,234	61,620	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	484,714	3,721,622	945,254	6,154	(63,974)	3,203,262	302,109	6,052	—
✧✧LVIP SSGA International Index Fund	1,036,323	8,136,544	1,212,218	55,345	198,823	8,214,817	878,214	8,088	—
Total	$7,325,291	$66,604,147	$9,613,525	$366,379	$203,491	$64,885,783		$1,699,929	$—

@ As a percentage of Net Assets as of September 30, 2019.
✧✧ Standard Class shares.
× Issuer was not an investment of the Fund at September 30, 2019.
§ Issuer was not an investment of the Fund at December 31, 2018.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–4

LVIP Global Aggressive Growth Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Aggressive Growth Allocation Managed Risk Fund–5